RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
RESTRICTED NET ASSETS
Restricted net assets	$ 89,500,000	$ 86,900,000
Required percentage of net income allocated to statutory surplus reserve	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement	50.00%
Statutory reserve	$ 485,211	$ 469,473